DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
DISCONTINUED OPERATIONS.
Schedule of asset and liabilities from discontinued operations

	December 31,
	2020	2019
Cash and cash equivalents	$5,551	$77,380
Accounts receivable, net	—	280,058
Prepaid expenses and other current assets	—	17,780
Current assets discontinued operations	5,551	375,218

Property and equipment, net	—	15,584
Noncurrent assets discontinued operations	—	15,584

Accounts payable and accrued expenses	1,513	88,309
Customer deposits	—	60,940
Current liabilities discontinued operations	$1,513	$149,249

	December 31,
	2020	2019
Cash and cash equivalents	$—	$25,223
Accounts receivable, net	—	7,836
Prepaid expenses and other current assets	—	14,394
Current assets discontinued operations	—	47,453

Right to use asset	—	83,525
Noncurrent assets discontinued operations	—	83,525

Accounts payable and accrued expenses	53,128	124,468
Operating lease liability - current portion	—	83,525
Current liabilities discontinued operations	$53,128	$207,993

Schedule of net income (loss) from discontinued operations

	Year ended December 31,
	2020	2019
Service revenues	$120,207	$2,118,732

Cost of sales	88,541	1,650,823
Selling, general and administrative	83,829	877,795
Professional fees	—	4,219
Depreciation and amortization	2,174	51,654
Total costs and expenses	174,544	2,584,491

Operating loss	(54,337)	(465,759)

Interest expense, net	984	3,422

Net loss from discontinued operations	$(55,321)	$(469,181)

	Year ended December 31,
	2020	2019
Product	$33	$222,220
Total Revenues	33	222,220

Cost of sales	—	223,354
Selling, general and administrative	5,582	833,742
Professional fees	—	110,064
Depreciation and amortization	—	28,897
Impairment of assets	—	232,521
Total costs and expenses	5,582	1,428,578

Operating loss	(5,549)	(1,206,358)

Net loss from discontinued operations	$(5,549)	$(1,206,358)

Schedule of selected information on cash flows related to discontinued operations

	Year ended December 31,
	2020	2019
Receivables	$280,058	$(2,201)
Prepaids and other	17,780	10,951
Depreciation and amortization	2,174	51,654
Capital expenditures	—	(2,556)
Accounts payable and accrued expenses	(86,796)	10,244
Customer deposits	(60,940)	(20,939)

	Year ended December 31,
	2020	2019
Receivables	$7,836	$13,266
Prepaids and other	14,394	(14,394)
Depreciation and amortization	—	28,897
Capital expenditures	—	(114,384)
Accounts payable and accrued expenses	(71,340)	119,548
Customer deposits	—	(1,300)
Loss on disposal of segment	—	232,521